Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	19 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	22.96%
Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.89%	14.04%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	1.96%	9.62%
Performance Inception Date		Jun. 13, 2023
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.28%)	4.30%
Performance Inception Date		Jun. 13, 2023
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.62%	5.36%
Performance Inception Date		Jun. 13, 2023